Interest Bearing Borrowings	6 Months Ended
Dec. 31, 2022
Interest bearing borrowings [Abstract]
Interest bearing borrowings

Note 14. Interest bearing borrowings

	Consolidated
	31 December	30 June
	2022	2022
	$	$

R&D prepayment loan (1)	700,000	700,000
Other loans (2)	1,011,853	410,171
	1,711,853	1,110,171

(1)	The Company received a $700,000 R&D tax prepayment loan from R&D Capital Partners Pty Ltd. The loan attracts interest at a rate of 1.15% per month and was repaid in full on 30 January 2023 following the assessment of AHI’s 2022 R&D tax incentive.

(2)	Other loans are unsecured and interest bearing.